Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company does not currently grant awards of stock options, stock appreciation rights or similar option-like awards, so we do not have a formal policy with respect to the timing of such awards. The Compensation Committee generally grants equity awards on a predetermined annual schedule and we do not take material non-public information into account when determining the timing and terms of such awards. Additionally, we do not grant equity awards in anticipation of the release of material non-public information and we do not time the release of material non-public information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company does not currently grant awards of stock options, stock appreciation rights or similar option-like awards, so we do not have a formal policy with respect to the timing of such awards. The Compensation Committee generally grants equity awards on a predetermined annual schedule and we do not take material non-public information into account when determining the timing and terms of such awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we do not take material non-public information into account when determining the timing and terms of such awards. Additionally, we do not grant equity awards in anticipation of the release of material non-public information
MNPI Disclosure Timed for Compensation Value	false